CRYPTOCURRENCIES, Group's Cryptocurrencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cryptocurrencies [Abstract]
Cryptocurrencies other than USDC	$ 77,535	$ 15,336
USDC	2	35
Total cryptocurrencies	$ 77,537	$ 15,371	$ 2,175	$ 6,187